Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments under Finance and Operating Lease Liabilities

The following table provides details of the Company's future minimum lease payments under finance lease liabilities and operating lease liabilities recorded in thousands on the Company's condensed consolidated balance sheets as of June 30, 2024. The table does not include commitments that are contingent on events or other factors that are currently uncertain or unknown.

	Finance Leases	Operating Leases
Remainder of 2024	$2,471	$12,509
2025	5,122	24,535
2026	5,122	22,854
2027	5,013	20,936
2028	4,384	16,232
2029 and thereafter	8,485	44,412
Total minimum lease payments	30,597	141,478
Less amount representing interest	10,349	48,643
Present value of minimum lease payments	20,248	92,835
Less current portion	2,284	13,323
Long-term portion	$17,964	$79,512

Future minimum lease payments under finance and operating lease liabilities with initial terms in excess of one year are as follows:

	Finance Leases	Operating Leases
2024	$1,042,413	$22,836,536
2025	1,042,413	19,644,557
2026	1,042,413	17,933,734
2027	932,797	16,016,344
2028	663,872	11,312,134
2029 and thereafter	541,624	26,863,248
Total minimum lease payments	5,265,532	114,606,553
Less amount representing interest	1,373,298	35,797,981
Present value of minimum lease payments	3,892,234	78,808,572
Less current portion	599,228	13,650,119
Long-term portion	$3,293,006	$65,158,453

Schedule of Lease Costs Related to Finance and Operating Leases

The table below presents information for lease costs related to the Company's finance and operating leases in thousands:

	For The Three Months Ended June 30,		For The Six Months Ended June 30,
	2024	2023	2024	2023
Finance lease cost
Amortization of leased assets	$756	$105	$1,087	$219
Interest of lease liabilities	733	101	1,042	202
Operating lease cost
Operating lease cost (1)	4,377	1,800	7,081	3,647
Total lease cost	5,866	2,006	9,210	4,068

(1)
Expenses are classified within Aircraft Rent on the Company's condensed consolidated statements of operations.

The following table presents lease costs related to the Company’s finance and operating leases:

	For The Year Ended December 31,
	2023	2022
Finance lease cost
Amortization of leased assets	$529,533	$130,037
Interest of lease liabilities	435,266	102,561
Operating lease cost
Operating lease cost (1)	8,172,685	4,797,056
Total lease cost	$9,137,484	$5,029,654

(1) Expenses are classified within Aircraft Rent on the Company's consolidated statements of operations.

Schedule of Lease Terms and Discount Rates Related to Finance and Operating Leases	The table below presents lease terms and discount rates related to the Company's finance and operating leases:

	June 30, 2024	June 30, 2023
Weighted-average remaining lease term
Operating leases	6.51 years	6.52 years
Finance leases	6.36 years	5.71 years
Weighted-average discount rate
Operating leases	13.87%	12.12%
Finance leases	14.62%	12.16%

	June 30, 2024	June 30, 2023
Weighted-average remaining lease term
Operating leases	6.51 years	6.52 years
Finance leases	6.36 years	5.71 years
Weighted-average discount rate
Operating leases	13.87%	12.12%
The table below presents lease terms and discount rates related to the Company's finance and operating leases:

	December 31, 2023	December 31, 2022
Weighted-average remaining lease term
Operating leases	6.14 years	4.52 years
Finance leases	5.22 years	5.72 years
Weighted-average discount rate
Operating leases	13.03%	10.53%
Finance leases	12.53%	11.65%

Schedule of Cash and Non-cash Activities Associated with Leases

The table below presents cash and non-cash activities associated with our leases:

	Six Months Ended June 30,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$6,838	$3,669
Financing cash flows from finance leases	858	221

The table below presents cash and non-cash activities associated with our leases:

	For The Year Ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$7,927,758	$3,482,839
Financing cash flows from finance leases	479,923	501,169